Allowance for Trade and Other Receivables - Summary of Change in Allowances for Trade and Other Receivables (Detail) - Trade and other receivables [Member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)	Mar. 31, 2018 USD ($)
Disclosure of financial assets [line items]
Balance at the beginning	₨ 15,170.3	$ 232.8	₨ 14,460.4	₨ 8,727.8
Allowances made during the year	145.7	2.2	1,706.0	6,719.1
Written off	(454.9)	(7.0)	(1,340.3)	(889.3)
Foreign exchange translation differences	45.6	0.7	344.2	(97.2)
Assets classified as held for sale	(130.5)				$ (2.0)
Balance at the end	₨ 14,776.2	$ 226.7	₨ 15,170.3	₨ 14,460.4